Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 926,161	$ 932,854
Matrix IT and its subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	288,235	306,421
Sapiens and its subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	397,613	406,498
Magic Software and its subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	158,699	146,803
Michpal and its subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	40,603	36,108
ZAP and its subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	33,081	35,292
Other consolidated subsidiaries [Member]
Operating Segments (Details) - Schedule of consolidated goodwill in material partially owned subsidiaries [Line Items]
Goodwill	$ 7,930	$ 1,732